DEFERRED REVENUES (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Deferred Revenue Arrangement [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Deferred Revenue	$ 4,292,220
Deferred Revenue, Current	1,013,333	$ 13,333
Deferred Revenue, Noncurrent	$ 3,278,887	$ 125,557
Licensing Agreements [Member]
Deferred Revenue Arrangement [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight line basis
TAGI licensing agreement [Member]
Deferred Revenue Arrangement [Line Items]
Advance Rent	$ 200,000
Licensing Agreement Terms	fifteen year
Epic Collaborative Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Advance Rent	$ 5,000,000
Licensing Agreement Terms	five year